Accounts receivable from subscribers, distributors, recoverable taxes contractual assets and other, net	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Accounts receivable from subscribers, distributors, recoverable taxes contractual assets and other, net
5. Accounts receivable from subscribers, distributors, recoverable taxes contractual assets and other, net

a)

An analysis of accounts receivable by component at December 31, 2019 and 2020 is as follows:

	At December 31,
	2019	2020
Subscribers and distributors	Ps.184,260,099	Ps. 168,758,386
Telecommunications carriers for network interconnection and other services	5,079,763	4,914,094
Recoverable taxes	23,628,728	44,557,402
Sundry debtors	12,084,050	12,504,566
Contract assets	34,274,007	29,588,104
Impairment of trade receivables	(39,480,909)	(44,551,735)

Total net	Ps.219,845,738	Ps. 215,770,817

Non-current subscribers, distributors and contractual assets	Ps. 15,139,442	Ps. 7,792,863

Total current subscribers, distributors and contractual assets	Ps.204,706,296	Ps. 207,977,954

b) Changes in the impairment of trade receivables is as follows:

	For the years ended December 31,
	2018	2019	2020
Balance at beginning of year	Ps.(39,044,925)	Ps.(40,798,025)	Ps.(39,480,909)
Increases recorded in expenses	(19,535,707)	(16,346,395)	(19,112,635)
Adjustment on initial application of IFRS 9	(2,400,783)	—	—
Write-offs	15,497,254	17,839,957	11,953,227
Business combination		(3,265,490)	(2,066)
Translation effect	4,686,136	3,089,044	2,090,648

Balance at end of year	Ps.(40,798,025)	Ps.(39,480,909)	Ps.(44,551,735)

c) The following table shows the aging of accounts receivable at December 31, 2019 and 2020, for subscribers and distributors:

	Past due
	Total		Unbilled services provided		a-30 days		31-60 days		61-90 days		Greater than 90 days
December 31, 2019	Ps.	184,260,099	Ps.	76,223,243	Ps.	46,083,644	Ps.	6,076,281	Ps.	4,121,929	Ps.	51,755,002
December 31, 2020	Ps.	168,758,386	Ps.	75,972,811	Ps.	37,439,995	Ps.	5,325,264	Ps.	3,313,835	Ps.	46,706,481

d) The following table shows the accounts receivable from subscribers and distributors included in the impairments of trade receivables, as of December 31, 2019 and 202
0
:

	Total		1-90 days		Greater than 90 days
December 31, 2019	Ps.	39,480,909	Ps.	3,948,091	Ps.	35,532,818
December 31, 2020	Ps.	44,551,735	Ps.	4,455,174	Ps.	40,096,561

e) An analysis of contract assets and liabilities

at December 31, 2019 and 2020 is as follows:

	2019		2020
Contract Assets:
Balance at the beginning of the year	Ps.	34,718,749	Ps.	34,274,007
Additions		34,877,851		27,242,031
Disposals		(2,658,641)		(1,397,714)
Business Combination		576,463		—
Amortization		(30,501,315)		(29,002,995)
Translation effect		(2,739,100)		(1,527,225)

Balance at the end of the year	Ps.	34,274,007	Ps.	29,588,104
Non-current contract assets	Ps.	1,786,560	Ps.	817,740

Current portion contracts assets	Ps.	32,487,447	Ps.	28,770,364